Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Municipal Series Trust
Entity Central Index Key	0000799113
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000199785 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Class K Shares
Trading Symbol	MKMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Class K Shares returned 6.78%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s Customized Reference Benchmark returned 6.59%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, state tax-backed, and local tax-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.78%	0.47%	2.05%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Customized Reference Benchmark	6.59	1.05	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,358,593,212
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 16,191,211
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,358,593,212
Number of Portfolio Holdings	548
Net Investment Advisory Fees	$16,191,211
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	22.9%
Transportation	21.0%
Utilities	17.7%
Corporate	11.1%
State	10.1%
Education	5.7%
Housing	4.3%
Health	4.2%
Tobacco	2.8%
Construction & Engineering	0.1%
Mortgage-Backed Securities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	51.5%
A	16.0%
BBB/Baa	3.4%
BB/Ba	0.9%
B	0.6%
CCC/Caa	0.1%
N/R	15.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038984 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	MFMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$195	1.90%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor C Shares returned 5.64%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s Customized Reference Benchmark returned 6.59%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, state tax-backed, and local tax-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.64%	(0.59)%	1.15%
Investor C Shares (with sales charge)	4.64	(0.59)	1.15
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Customized Reference Benchmark	6.59	1.05	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,358,593,212
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 16,191,211
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,358,593,212
Number of Portfolio Holdings	548
Net Investment Advisory Fees	$16,191,211
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	22.9%
Transportation	21.0%
Utilities	17.7%
Corporate	11.1%
State	10.1%
Education	5.7%
Housing	4.3%
Health	4.2%
Tobacco	2.8%
Construction & Engineering	0.1%
Mortgage-Backed Securities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	51.5%
A	16.0%
BBB/Baa	3.4%
BB/Ba	0.9%
B	0.6%
CCC/Caa	0.1%
N/R	15.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000011339 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Investor A1 Shares
Trading Symbol	MDMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A1 Shares returned 6.62%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s Customized Reference Benchmark returned 6.59%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, state tax-backed, and local tax-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	6.62%	0.34%	1.91%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Customized Reference Benchmark	6.59	1.05	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,358,593,212
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 16,191,211
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,358,593,212
Number of Portfolio Holdings	548
Net Investment Advisory Fees	$16,191,211
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	22.9%
Transportation	21.0%
Utilities	17.7%
Corporate	11.1%
State	10.1%
Education	5.7%
Housing	4.3%
Health	4.2%
Tobacco	2.8%
Construction & Engineering	0.1%
Mortgage-Backed Securities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	51.5%
A	16.0%
BBB/Baa	3.4%
BB/Ba	0.9%
B	0.6%
CCC/Caa	0.1%
N/R	15.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038983 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	MEMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A Shares returned 6.57%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s Customized Reference Benchmark returned 6.59%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, state tax-backed, and local tax-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.57%	0.20%	1.77%
Investor A Shares (with sales charge)	2.04	(0.67)	1.33
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Customized Reference Benchmark	6.59	1.05	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,358,593,212
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 16,191,211
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,358,593,212
Number of Portfolio Holdings	548
Net Investment Advisory Fees	$16,191,211
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	22.9%
Transportation	21.0%
Utilities	17.7%
Corporate	11.1%
State	10.1%
Education	5.7%
Housing	4.3%
Health	4.2%
Tobacco	2.8%
Construction & Engineering	0.1%
Mortgage-Backed Securities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	51.5%
A	16.0%
BBB/Baa	3.4%
BB/Ba	0.9%
B	0.6%
CCC/Caa	0.1%
N/R	15.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000011342 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	MAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Institutional Shares returned 6.68%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s Customized Reference Benchmark returned 6.59%.
What contributed to performance?
Holdings in AA rated bonds made the largest contribution to absolute performance, reflecting their positive returns and sizable portfolio weighting. With respect to maturities, 15- to 25-year issues were the leading contributors. At the sector level, the utilities, state tax-backed, and local tax-backed categories made the largest contributions. Positions in select high yield securities, particularly Puerto Rico Contingent Value Instruments and Puerto Rico Electric and Power Authority, further helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.68%	0.39%	1.98%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Customized Reference Benchmark	6.59	1.05	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,358,593,212
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 16,191,211
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,358,593,212
Number of Portfolio Holdings	548
Net Investment Advisory Fees	$16,191,211
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	22.9%
Transportation	21.0%
Utilities	17.7%
Corporate	11.1%
State	10.1%
Education	5.7%
Housing	4.3%
Health	4.2%
Tobacco	2.8%
Construction & Engineering	0.1%
Mortgage-Backed Securities	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	51.5%
A	16.0%
BBB/Baa	3.4%
BB/Ba	0.9%
B	0.6%
CCC/Caa	0.1%
N/R	15.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports